Income Taxes Deferred Income Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Minimum	Mar. 31, 2013 Minimum Income tax expense (benefit)	Mar. 31, 2013 Maximum	Mar. 31, 2013 Maximum Income tax expense (benefit)	Dec. 31, 2012 U.S. Deferred Income Tax Assets
Deferred income tax assets:
Deferred rent	$ 33,050,000	$ 26,421,000
Insurance reserves	23,714,000	21,740,000
Unearned revenue	11,155,000	9,375,000
Deferred compensation	60,977,000	53,487,000
Net operating loss carryforwards	6,716,000	19,397,000
Federal tax credit carryforwards	133,122,000	146,991,000
Deferred loss on contingent debt guarantee	0	9,493,000
Partner deposits and accrued partner obligations	29,376,000	31,858,000
Other, net	686,000	1,075,000
Gross deferred income tax assets	298,796,000	319,837,000
Less: valuation allowance	(72,515,000)	(35,837,000)	(25,886,000)					(67,700,000)
Net deferred income tax assets	226,281,000	284,000,000
Deferred income tax liabilities:
Less: property, fixtures and equipment basis differences	(189,289,000)	(239,806,000)
Less: intangible asset basis differences	(133,496,000)	(148,433,000)
Less: deferred gain on extinguishment of debt	(57,064,000)	(57,064,000)
Net deferred income tax liabilities	(153,568,000)	(161,303,000)
Valuation Allowance [Roll Forward]
Beginning balance valuation allowance	35,837,000	25,886,000	21,977,000					67,700,000
Change in assessments about the realization of deferred income tax assets	36,678,000	9,951,000	3,909,000
Ending balance valuation allowance	72,515,000	35,837,000	25,886,000					67,700,000
State net operating loss carryforwards	41,300,000
Foreign net operating loss carryforwards	11,800,000
General business tax credits	144,900,000
Tax credit carryforwards general business period	20 years
Deferred tax assets, stock-based compensation decrease	1,100,000
Deferred tax windfall	200,000
Potential Reversal of Valuation Allowance on Deferred Tax Assets [Line Items]
Deferred tax assets, valuation allowance	72,515,000	35,837,000	25,886,000					67,700,000
Deferred tax assets, valuation allowance, period of anticipated future reversal				9 months		12 months
Deferred tax assets, valuation allowance, anticipated income tax benefit from future reversal					$ 40,000,000		$ 50,000,000